Post-employment benefit plans	12 Months Ended
Dec. 31, 2023
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]
Note 27

Post-employment benefit plans

a) Defined benefit plans
UBS has established

defined benefit

plans for its

employees in various

jurisdictions in

accordance with

local regulations
and practices.

The major

plans are

in Switzerland,

the UK,

the US

and Germany.

The level

of benefits

depends on

the
specific plan rules.
Swiss pension plans
The Swiss pension

plans consist of

the UBS Swiss

plan and the

Credit Suisse Swiss plan,

covering employees of UBS

Group
AG in Switzerland and employees of

companies in Switzerland that have close economic

or financial ties with UBS

Group
AG, and exceed the minimum benefit requirements under Swiss pension law. The Swiss plans offer retirement,

disability
and survivor

benefits and

are governed

by Pension

Foundation Boards.

The responsibilities

of these

boards are

defined
by Swiss pension

law and the

plan rules. The

UBS Swiss

plan covers contributions

for all salary

levels. The Credit

Suisse
Swiss plan

covers contributions

up to

a salary

of CHF
138,180

(USD
164,169
), and

contributions above

that salary

go
into the Credit Suisse

Swiss 1e plan, which

is accounted for under

IFRS Accounting Standards

as a defined contribution
plan.
Savings

contributions

to

the

Swiss

plans

are

paid

by

both

the

employer

and

the

employee.

For

the

UBS

Swiss

plan,
depending on the

age of the

employee, UBS pays

a savings contribution

that ranges between
6.5 % and 27.5 % of the
contributory base salary

and between
2.8 % and 9
% of the contributory

variable compensation. Employees

can choose
the level

of savings

contributions paid

by them,

which vary

between
2.5 % and 13.5
% of

the contributory

base salary
and

between
0
%

and
9
%

of

the

contributory

variable

compensation,

depending

on

age

and

choice

of

savings
contribution

category.

For

the

Credit

Suisse

Swiss

plan,

depending

on

the

age

of

the

employee,

UBS

pays

a

savings
contribution that ranges between 7.5 % and 25.0 % of the contributory base salary and 6 % of the contributory variable compensation. Employees

can choose

the level

of savings

contributions paid

by them,

which vary

between
5.0 % and
14.0
% of the contributory base salary

and between
3 % and 9
% of the contributory variable

compensation, depending
on age and choice of savings

contribution category. UBS also pays

risk contributions that are

used to fund disability and
survivor benefits.
The plans offer to members at the

normal retirement age of
65

a choice between a lifetime pension

and a partial or full
lump sum payment. Participants

can choose to draw

early retirement benefits starting

from the age of
58 , but they can
also continue employment

and remain active

members of

the plan until

the age of
70
. Employees can

make additional
purchases of benefits to fund early retirement benefits.
The pension amount

payable to a

participant is calculated

by applying a conversion

rate to the

accumulated balance of
the

participant’s

retirement

savings

account

at

the

retirement

date.

The

balance

is

based

on

credited

vested

benefits
transferred

from

previous

employers,

purchases

of

benefits,

employee

and

employer

contributions

made

to

the
participant’s

retirement

savings

account,

and

interest

accrued.

The

annual

interest

rate

credited

to

participants

is
determined by the Pension Foundation Boards at the

end of each year.
Although the Swiss plans are

based on a defined contribution

promise under Swiss pension

law, they are accounted for
as defined benefit plans

under IFRS Accounting

Standards, primarily because

of the obligation to

accrue interest on

the
participants’ retirement savings accounts and the payment of lifetime pension benefits.
Actuarial valuations in accordance

with Swiss pension law

are performed regularly. Should an

underfunded situation on
this basis occur, the

Pension Foundation Board of the respective

plan is required to

take the necessary measures to

ensure
that full funding can

be expected to

be restored within

a maximum period

of
10

years. If a Swiss

plan were to

become
significantly

underfunded

on

a

Swiss

pension

law

basis,

additional

employer

and

employee

contributions

could

be
required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to
cover more than 50
% of the

additional contributions required.

As of 31 December

2023, the technical funding

ratio in
accordance with Swiss

pension law was
119.2 % at 0.5
% technical interest

rate for the

UBS Swiss plan

and
124.0 % at
1.62
% technical

interest

rate

for

the

Credit

Suisse

Swiss

plan

(UBS

Swiss

plan

31

December

2022:
119.0 % at 0.5%
technical interest rate).
The investment strategies of the

Swiss plans comply with Swiss pension

law, including the rules and regulations

relating
to diversification

of plan assets,

and are derived

from the

risk budget defined

by the Pension

Foundation Boards

based
on regularly

performed

asset and

liability management

analyses. The

Pension Foundation

Boards strive

for a

medium-
and long-term balance between assets and liabilities.
As of 31 December

2023, the Swiss

plans were in

surplus situations on

an IFRS Accounting

Standards measurement basis,
as the fair value of the plan assets exceeded the defined benefit obligation (DBO) by USD 6,332 m for the UBS Swiss plan and USD 3,150
m for the Credit Suisse

Swiss plan (UBS Swiss plan 31 December

2022: USD
7,848 m, Credit Suisse Swiss
plan 31 May 2023: USD 3,772
m). However, a surplus

is only recognized on

the balance sheet

to the extent that

it does
not

exceed

the

estimated

future

economic

benefit,

which

equals

the

difference

between

the

present

value

of

the
estimated

future

net

service

cost

and

the

present

value

of

the

estimated

future

employer

contributions.

As

of

both
31 December 2023 and 31 December 2022, the

estimated future economic benefit of the UBS

Swiss plan was zero and
hence no net defined benefit asset was recognized on the balance sheet;

as of 31 December 2023 a net defined benefit
asset of USD 88
m was recognized

by UBS for

prepaid contributions held

at the Credit

Suisse Swiss plan

(31 May 2023:
USD 77 m).
The regular employer

contributions in

2024 are estimated

at USD
549
m for the

UBS Swiss

plan and USD
283 m for the
Credit Suisse Swiss plan.
Changes to the Credit Suisse Swiss pension plan
In December

2023, the

Pension Foundation

Board

of the

Credit

Suisse

Swiss plan

decided to

align the

Swiss

pension
scheme to

that of

the UBS

Swiss plan,

effective

as of

1 January

2027. On

that date,

the Credit

Suisse Swiss

plan

will
adopt the plan rules

of the UBS Swiss

plan. The Credit

Suisse Swiss 1e plan

will remain in

place as of this

date, but will
be closed for further

contributions. In accordance with IFRS Accounting

Standards, these decisions and related mitigating
measures led to an increase in UBS’s pension obligations in Switzerland resulting in a one-time pre-tax loss of USD 245 m
(CHF 207
m) and

an offsetting

gain in

other comprehensive

income

in the

fourth

quarter

of 2023

with

no impact

on
equity and CET1 capital.
UK pension plans
UBS maintains two major

pension plans in the

UK. The UBS UK

plan is a career

-average revalued earnings scheme,

and
the Credit

Suisse UK

plan is

a final

salary pension

scheme.

In both

plans benefits

increase

automatically based

on UK
price inflation,

subject to

defined caps.

The normal

retirement

age for

most participants

is
60

or
65
. The

plans provide
guaranteed lifetime

pension benefits

to participants

upon retirement.

The UK

plans have

been closed

to new

entrants
for more than 20 years and participants are no longer accruing benefits for current or future service. Instead, employees
participate in the UK defined contribution plans.
The governance responsibility for each UK plan

lies jointly with the Pension Trustee Board

of the respective plan and UBS.
Both plans

invest in

diversified

portfolios of

financial

assets.

The

UBS UK

plan

assets

include

swaps to

hedge

the

risk
between expected and actual longevity.
In 2019, UBS and the UBS UK

Pension Trustee Board entered an

arrangement whereby a collateral pool

was established
to provide security for

the UBS UK

pension fund. The

value of the collateral

pool as of

31
December 2023 was USD 260 m
(31 December 2022: USD 292
m) and includes

corporate bonds, government-related debt

instruments and other

financial
assets. The

arrangement provides

the Pension

Trustee Board

dedicated access

to a

pool of

assets in

the event

of UBS’s
insolvency or not paying a required funding contribution.

The

employer

contributions

to the

UBS UK

plan reflect

agreed-upon

funding

contributions,

determined

based

on the
most recent

actuarial valuation

using assumptions

agreed by

the Pension

Trustee

Board and

UBS. In

2023, UBS

made
funding contributions

of USD
19
m to

the UBS

UK plan

(2022: USD
5
m). The

employer contributions

in 2024

are estimated
at USD 19
m for the UBS UK plan, subject to regular funding reviews during the year.

No contributions

were paid

to the

Credit Suisse

UK plan

in 2023

or are

planned for

2024. The

trustees of

the

Credit
Suisse UK

Pension Fund

have agreed

to meet

the cost

of the

active members’

contributions

into the

Credit Suisse

UK
defined

contribution

plan

from

the

pension

assets

of

the

Credit

Suisse

UK

defined

benefit

plan,

which

amounted

to
USD 7
m in 2023, and such payments are expected to continue

in 2024.
US defined benefit plans
There are

two main

UBS US

pension plans

and two

main Credit

Suisse US

defined benefit

plans, each

of which

has a
normal retirement age of 65
. All main plans

were closed to new entrants more than

20 years ago. Since

they closed, new
employees have participated in defined contribution plans.
One of

the

UBS defined

benefit

plans

is a

contribution-based

plan

in which

each

participant accrues

a

percentage

of
salary in a retirement

savings account. The

retirement savings account

is credited annually with

interest based on

a rate
that is linked to the average yield on one-year US government bonds. For the other UBS defined benefit plan, retirement benefits accrue based on the

career-average earnings of each individual

plan participant. Former employees with

vested
benefits can take

a lump sum

payment

or a lifetime

annuity. In one

of the Credit

Suisse defined

benefit plans, benefits
are accrued based on

compensation and credited service. The other

Credit Suisse defined benefit plan

provides unfunded
health-care benefits for eligible retired employees.
As required under

applicable pension

laws, the

pension plans

have fiduciaries

who, together

with UBS, are

responsible
for the governance

of the plans. Each

plan’s fiduciaries are

responsible for the

investment decisions with

respect to the
plan assets.

The plan assets of the funded plans are invested in diversified portfolios of financial assets.
The

employer

contributions

in 2024

are

estimated

at

USD
12
m for

the

UBS

US plans

and at

USD
10
m for

the

Credit
Suisse US plans.
German pension plans
There are two major unfunded UBS defined

benefit plans in Germany.

The normal retirement age

is
65

and benefits are
paid directly by UBS. In the larger of

the two plans each participant accrues

a percentage of salary in a retirement savings
account. The accumulated account balance

of the participant is credited

on an annual basis with guaranteed

interest at
a rate of 5
%. The plan has been closed to new

entrants, and all participants younger than the age of 55

as of June 2021
no

longer

accrue

benefits.

In

the

other

plan,

amounts

are

accrued

annually

based

on

employee

elections

related

to
variable compensation. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 6 % for amounts accrued before 2010, of 4 % for amounts accrued from 2010 to 2017, and of 0.9 % for amounts accrued after

2017. Both plans are

subject to German

pension law,

whereby the

responsibility to pay

pension
benefits when they are due resides entirely with UBS. A portion of the pension payments is directly increased in line with price inflation.
In

June

2021,

UBS

implemented

a

new

funded

pension

plan

with

interest

credited

to

participants

equal

to

actual
investment returns

with a

guaranteed

minimum of
0
%. The

plan was

implemented retrospectively

for new

hires since
June 2018 and for all eligible active participants younger

than 55 from July 2021. Each participant accrues

a percentage
of salary in a retirement savings account.
The employer contributions in 2024 are estimated at USD 14
m for the UBS German plans.

There are no major Credit Suisse defined benefit plans in

Germany.
Financial information by plan
The tables

below provide

an analysis

of the

movement

in the

net asset

/ liability

recognized

on the

balance sheet

for
defined benefit plans, as well as an analysis of amounts recognized in net profit and in
Other comprehensive income .

Defined benefit plans
USD m Swiss plans UK plans US and German plans Total
31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22
Defined benefit obligation at the beginning of the year 22,272 27,398 2,166 4,105 1,375 1,740 25,813 33,242
Defined benefit obligation recognized upon the acquisition

of the Credit Suisse Group
15,142 0 954 0 1,025 0 17,121 0
Current service cost 567 416 1 0 5 5 573 420
Interest expense 680 344 139 67 88 35 907 446
Plan participant contributions 370 257 0 0 0 0 370 257
Remeasurements 4,446 (4,151) 195 (1,474) 37 (267) 4,678 (5,891)
of which: actuarial (gains) / losses due to changes in demographic assumptions
76 3 (79) (6) (2) 1 (5) (2)
of which: actuarial (gains) / losses due to changes in financial assumptions
2,886 (4,666) 128 (1,575) 51 (279) 3,064 (6,520)
of which: experience (gains) / losses
2
1,484 512 146 107 (12) 11 1,619 631
Past service cost related to plan amendments 245 0 0 0 0 0 245 0
Curtailments (29) (20) 0 0 0 0 (29) (20)
Benefit payments (2,309) (1,454) (125) (123) (177) (111) (2,611) (1,687)
Termination benefits 21 0 0 0 0 0 21 0
Other movements 0 (5) 0 0 0 0 0 (5)
Foreign currency translation 3,516 (513) 137 (408) 14 (28) 3,667 (949)
Defined benefit obligation at the end of the year 44,922 22,272 3,467 2,166 2,368 1,375 50,756 25,813 of which: amounts owed to active members 24,007 11,927 97 65 330 169 24,435 12,160 of which: amounts owed to deferred members 0 0 1,655 656 904 528 2,558 1,184 of which: amounts owed to retirees 20,915 10,345 1,715 1,445 1,134 678 23,763 12,469 of which: funded plans 44,922 22,272 3,467 2,166 1,797 1,011 50,186 25,449 of which: unfunded plans 0 0 0 0 571 363 571 363
Fair value of plan assets at the beginning of the year 30,119 33,975 2,488 4,297 1,039 1,329 33,646 39,601
Fair value of plan assets recognized upon the acquisition of the Credit Suisse Group 18,914 0 1,499 0 824 0 21,236 0
Return on plan assets excluding interest income 1,234 (3,248) 153 (1,312) 66 (223) 1,453 (4,782)
Interest income 916 485 173 70 70 31 1,159 586
Employer contributions

690 685 12 5 29 16 732 706
Plan participant contributions 370 257 0 0 0 0 370 257
Benefit payments (2,309) (1,454) (125) (123) (177) (111) (2,611) (1,687)
Administration expenses, taxes and premiums paid (19) (12) (1) 0 (6) (3) (27) (16)
Other movements 2 (2) 0 0 0 0 2 (2)
Foreign currency translation 4,485 (567) 165 (450) 4 0 4,654 (1,017)
Fair value of plan assets at the end of the year 54,404 30,119 4,364 2,488 1,849 1,039 60,616 33,646
Surplus / (deficit) 9,482 7,848 897 321 (519) (335) 9,860 7,834
Asset ceiling effect at the beginning of the year 7,848 6,577 0 0 0 0 7,848 6,577
Asset ceiling effect recognized upon the acquisition of

the Credit Suisse Group
3,695 0 0 0 0 0 3,695 0
Interest expense on asset ceiling effect
225 135 0 0 0 0 225 135
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect
(3,336) 1,189 0 0 0 0 (3,336) 1,189
Foreign currency translation 963 (54) 0 0 0 0 963 (54)
Asset ceiling effect at the end of the year 9,394 7,848 0 0 0 0 9,394 7,848
Net defined benefit asset / (liability) of major plans 88 0 897 321 (519) (335) 466 (14)
Net defined benefit asset / (liability) of remaining plans (173) (100)
Total net defined benefit asset / (liability) 293 (114)
of which: Net defined benefit asset 1,088 355
of which: Net defined benefit liability
3
(795) (469)
1 Including Credit Suisse

from 31 May 2023.

2 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between the

previous
actuarial assumptions and what has actually occurred.

3 Refer to Note 19c.

Income statement – expenses related to defined benefit plans
1
USD m Swiss plans UK plans US and German plans Total
For the year ended 31.12.23
2
31.12.22 31.12.23
2
31.12.22 31.12.23
2
31.12.22 31.12.23
2
31.12.22
Current service cost 567 416 1 0 5 5 573 420
Interest expense related to defined benefit obligation 680 344 139 67 88 35 907 446
Interest income related to plan assets (916) (485) (173) (70) (70) (31) (1,159) (586)
Interest expense on asset ceiling effect 225 135 0 0 0 0 225 135
Administration expenses, taxes and premiums paid 19 12 1 0 6 3 27 16
Past service cost related to plan amendments 245 0 0 0 0 0 245 0
Curtailments (29) (20) 0 0 0 0 (29) (20)
Termination benefits 21 0 0 0 0 0 21 0
Other movements (2) 0 0 0 0 0 (2) 0
Net periodic expenses recognized in net profit for major plans 811 402 (32) (3) 30 12 808 411
Net periodic expenses recognized in net profit for remaining plans
3
38 25
Total net periodic expenses recognized in net profit 847 437
1 Refer to Note 7.

2 Including Credit Suisse from 31 May 2023.

3 Includes differences between actual and estimated performance award accruals.
The table below provides information about the duration

of the DBO and the timing for expected benefit payments.

Swiss plans UK plans US and German plans
31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Duration of the defined benefit obligation (in years)
1
13.1 13.1 15.1 13.7 8.3 7.9
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 3,056 1,294 182 107 221 123
Benefits expected to be paid between 1 and 3 years 5,149 2,657 337 234 412 232
Benefits expected to be paid between 3 and 6 years 7,671 3,977 563 384 558 335
Benefits expected to be paid between 6 and 11 years 12,080 6,743 1,032 667 847 502
Benefits expected to be paid between 11 and 16 years 10,513 6,223 1,066 667 632 388
Benefits expected to be paid in more than 16 years 34,221 22,446 4,339 2,570 925 516
1 The duration of the defined benefit obligation represents a weighted average across UBS and

Credit Suisse plans.
Actuarial assumptions
The

actuarial

assumptions

used

for

the

defined

benefit

plans

are

based on

the

economic

conditions

prevailing

in the
jurisdiction in

which they

are

offered.

Changes in

the defined

benefit obligation

are

most sensitive

to changes

in the
discount rate. The discount

rate is based on

the yield of high-quality

corporate bonds quoted

in an active market

in the
currency of the

respective plan. A decrease

in the discount curve

increases the DBO. UBS

regularly reviews

the actuarial
assumptions used in calculating the DBO to determine their

continuing relevance.
›
Refer to Note 1a item 5 for a description

of the accounting policy for defined benefit plans
The tables below show the significant actuarial assumptions

used in calculating the DBO at the end of the year.

Significant actuarial assumptions of

defined benefit plans
1
Swiss plans UK plans US plans German plans
In % 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate 1.48 2.34 4.79 5.02 4.75 4.92 3.28 3.81
Rate of pension increase 0.00 0.00 2.94 3.08 0.00 0.00 2.10 2.20
Rate of interest credit on retirement savings

2.54 3.39 0.00 0.00 6.28
2
5.73
2
0.00 0.00
1 Represents weighted average across UBS and Credit Suisse plans.

2 Only applicable to one of the UBS US pension plans.

Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
21.8 21.7 23.5 23.4
UK S3PA with CMI 2022 projections
2
22.2
3
23.5 23.4
3
24.6
USA Pri-2012 with MP-2021 projection scale 22.0 22.0 23.4 23.3
Germany Dr. K. Heubeck 2018 G 20.8 20.6 23.5 23.4
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
23.5 23.5 25.1 25.1
UK S3PA with CMI 2022 projections
2
24.0
4
25.0 25.7
4
26.4
USA Pri-2012 with MP-2021 projection scale 23.5 23.4 24.8 24.8
Germany Dr. K. Heubeck 2018 G 24.2 24.0 26.4 26.3
1 In 2022, BVG 2020 G

with CMI 2021 projections was

used.

2 In 2022, S3PA

with CMI 2021 projections was

used.

3 UK Credit Suisse plan male

aged 65:
23.1

years and aged 45:
24.3

years.

4 UK Credit
Suisse plan female aged 65: 24.7

years and aged 45:
26.1

years.
Sensitivity analysis of significant actuarial assumptions
The table

below presents

a sensitivity

analysis for

each significant

actuarial assumption,

showing how

the DBO

would
have been affected

by changes in

the relevant

actuarial assumption that

were reasonably

possible at the

balance sheet
date.

Unforeseen

circumstances

may

arise,

which

could

result

in

variations

that

are

outside

the

range

of

alternatives
deemed

reasonably

possible.

Caution

should

be

used

in

extrapolating

the

sensitivities

below

on

the

DBO,

as

the
sensitivities may not be linear.

Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss plans UK plans US and German plans
USD m 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate
Increase by 50 basis points (2,365) (1,128) (243) (141) (91) (51)
Decrease by 50 basis points 2,668 1,269 272 157 98 55
Rate of pension increase
Increase by 50 basis points 1,894 877 204 127 10 4
Decrease by 50 basis points –
2
–
2
(189) (118) (9) (3)
Rate of interest credit on retirement savings
Increase by 50 basis points 334 178 –
3
–
3
9 9
Decrease by 50 basis points (334) (178) –
3
–
3
(8) (8)
Life expectancy
Increase in longevity by one additional year 1,315 593 108 65 64 39
1 The sensitivity analyses are based on a change in one

assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2023 and as

of 31 December 2022, a downward change

in assumption is not applicable.

3 As the UK plans do not provide interest

credits on retirement savings, a change

in
assumption is not applicable.
Fair value of plan assets
The tables below

provide information

about the composition

and fair value

of plan assets

of the major

defined benefit
plans.

Composition and fair value of plan assets
Swiss defined benefit plans
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 1,205 0 1,205 2 326 0 326 1
Equity securities

Domestic
0 24 24 0 0 0 0 0

Foreign
0 2,132 2,132 4 0 0 0 0
Bonds

Domestic, AAA to BBB–
100 0 100 0 0 0 0 0

Foreign, AAA to BBB–
51 0 51 0 0 0 0 0
Real estate / property
Domestic 0 6,195 6,195 11 0 3,783 3,783 13
Foreign 0 1,017 1,017 2 0 919 919 3
Investment funds
Equity

Domestic 1,376 0 1,376 3 743 0 743 2
Foreign 8,317 2,196 10,513 19 4,964 2,171 7,134 24
Bonds
1
Domestic, AAA to BBB– 7,952 0 7,952 15 3,760 0 3,760 12
Domestic, below BBB– 1 0 1 0 0 0 0 0
Foreign, AAA to BBB– 13,497 0 13,497 25 6,031 0 6,031 20
Foreign, below BBB– 1,249 0 1,249 2 1,062 0 1,062 4
Real estate
Domestic 1,906 0 1,906 4 0 0 0 0
Foreign 537 79 616 1 0 0 0 0
Other 1,960 3,373 5,333 10 1,540 3,547 5,086 17
Other investments 667 569 1,236 2 624 651 1,275 4
Total fair value of plan assets 38,817 15,586 54,404 100 19,049 11,071 30,119 100
31.12.23 31.12.22
Total fair value of plan assets 54,404 30,119
of which:
2
Bank accounts at UBS 666 337
UBS debt instruments 211 50
UBS shares 72 27
Securities lent to UBS
3
827 871
Property occupied by UBS 108 90
Derivative financial instruments, counterparty UBS
3
534 76
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies

were used, these were

converted to the equivalent

rating in S&P’s

rating classification.

2 Bank accounts at UBS

encompass accounts in the name

of the Swiss pension funds.

The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

3 Securities lent to UBS and derivative
financial instruments are presented

gross of any collateral.

Securities lent to UBS

were fully covered by

collateral as of 31

December 2023 and

31 December 2022. Net

of collateral, derivative

financial instruments
amounted to negative USD 33 m as of 31 December 2023 (31 December 2022: negative USD 8 m).

Composition and fair value of plan assets

(continued)
UK defined benefit plans
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 225 0 225 5 104 0 104 4
Bonds
1

0
Domestic, AAA to BBB– 3,619 0 3,619 83 1,729 0 1,729 69
Domestic, below BBB– 7 0 7 0 0 0 0 0
Foreign, AAA to BBB– 509 0 509 12 297 0 297 12
Foreign, below BBB– 0 0 0 0 7 0 7 0
Investment funds
Equity

Domestic 9 3 12 0 19 3 22 1
Foreign 234 0 234 5 366 0 366 15
Bonds
1
Domestic, AAA to BBB– 310 38 348 8 367 90 457 18
Domestic, below BBB– 6 0 6 0 1 0 1 0
Foreign, AAA to BBB– 97 0 97 2 90 0 90 4
Foreign, below BBB– 93 0 93 2 114 0 114 5
Real estate
Domestic 61 0 61 1 64 0 64 3
Foreign 4 12 16 0 6 31 36 1
Other 64 0 64 1 (280) 0 (280) (11)
Repurchase agreements (947) 0 (947) (22) (612) 0 (612) (25)
Other investments 15 5 20 0 66 27 94 4
Total fair value of plan assets 4,306 58 4,364 100 2,336 151 2,488 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

US and German defined benefit plans
31.12.23 31.12.22
Fair value
Plan asset
allocation %
Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 32 0 32 2 7 0 7 1
Equity
Domestic 54 0 54 3 55 0 55 5
Foreign 23 0 23 1 24 0 24 2
Bonds
1
Domestic, AAA to BBB– 308 0 308 17 359 0 359 35
Domestic, below BBB– 3 0 3 0 4 0 4 0
Foreign, AAA to BBB– 51 0 51 3 74 0 74 7
Foreign, below BBB– 2 0 2 0 3 0 3 0
Investment funds
Equity

Domestic 51 0 51 3 27 0 27 3
Foreign 82 18 100 5 33 0 33 3
Bonds
1
Domestic, AAA to BBB– 552 300 853 46 266 0 266 26
Domestic, below BBB– 172 41 213 12 109 0 109 10
Foreign, AAA to BBB– 75 14 89 5 2 0 2 0
Foreign, below BBB– 9 0 9 1 5 0 5 0
Real estate
Domestic 1 9 10 1 0 11 11 1
Foreign 2 0 2 0 0 0 0 0
Other 51 0 52 3 54 0 54 5
Other investments (8) 5 (3) 0 5 1 6 1
Total fair value of plan assets 1,461 388 1,849 100 1,027 12 1,039 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

Other comprehensive income – gains / (losses) on defined benefit plans

USD m Swiss plans UK plans US and German plans Total
For the year ended 31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22 31.12.23
1
31.12.22
Remeasurement of defined benefit obligation (4,446) 4,151 (195) 1,474 (37) 267 (4,678) 5,891 of which: change in discount rate assumption (3,278) 5,414 (165) 1,451 (51) 317 (3,495) 7,183 of which: change in rate of pension increase assumption 0 0 38 123 1 (5) 39 118 of which: change in rate of interest credit on retirement savings assumption
479 (718) 0 0 (9) (82) 470 (800)
of which: change in life expectancy 0 0 79 5 0 (1) 79 4
of which: change in other actuarial assumptions (162) (33) 0 1 10 48 (152) 16 of which: experience gains / (losses)
2
(1,484) (512) (146) (107) 12 (11) (1,619) (631)
Return on plan assets excluding interest income 1,234 (3,248) 153 (1,312) 66 (223) 1,453 (4,782)
Asset ceiling effect excluding interest expense and foreign currency translation
3,336 (1,189) 0 0 0 0 3,336 (1,189)
Total gains / (losses) recognized in other comprehensive income for major plans 124 (285) (41) 162 28 43 111 (80)
Total gains / (losses) recognized in other comprehensive income for remaining plans (2) 7
Total gains / (losses) recognized in other comprehensive income
3
110 (73)
1 Including Credit

Suisse from 31

May 2023.

2 Experience (gains) /

losses are a

component of actuarial remeasurements

of the defined

benefit obligation and

reflect the effects

of differences between

the previous
actuarial assumptions and what has actually occurred.

3 Refer to the “Statement of comprehensive income.”

b) Defined contribution plans
UBS sponsors several defined contribution

plans, with the most significant

plans in the US and the

UK. UBS’s obligation
is limited to its contributions

made in accordance

with each plan, which

may include direct

contributions and matching
contributions. Employer contributions

to defined contribution

plans are recognized

as an expense

and were

USD
386 m
for the UBS plans and USD 128
m for the Credit Suisse plans in 2023 (2022:

USD
357 m for the UBS plans).
›
Refer to Note 7 for more information
c) Related-party disclosure
UBS is

the principal

provider of

banking services

for the

pension funds

of UBS

and Credit

Suisse in

Switzerland. In

this
capacity,

UBS is engaged

to execute

most of the

pension funds’

banking activities.

These activities

can include, but

are
not limited to, trading,

securities lending and borrowing and derivative

transactions. The non-Swiss pension funds do

not
have a similar banking relationship with UBS.

During 2023, UBS received USD
35 m in fees for banking services from the
major UBS

plans and

USD
11
m from

the major

Credit Suisse

plans (2022:

USD
36
m from

the major

UBS plans).

As of
31
December 2023,

the major

UBS plans

held USD
417
m in

UBS shares

and major

Credit Suisse

plans held

USD
26 m
(31 December 2022: Major UBS plans held USD 265 m).
›
Refer to the “Composition and fair value of

plan assets” table in Note 27a for more information

about fair value of investments in
UBS instruments held by the Swiss pension funds